Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Revenues
Software	$ 62	$ 136	$ 187
Wireless system solution	1,130	8,683	5,999
-Third Party	1,130	8,683	5,999
Total revenues	1,192	8,819	6,186
Cost of sales
Software	40	61	103
Wireless system solution	948	5,557	4,119
-Third Party	948	5,557	4,119
Total cost of sales	988	5,618	4,222
Gross profit	204	3,201	1,964
Operating expenses
Selling and marketing expenses	134	153	364
General and administrative expenses	1,917	3,355	1,940
Research and development expenses	55	288	202
Total Operating expenses	2,106	3,796	2,506
Loss from operations	(1,902)	(595)	(542)
Other income (expense)
Interest income	400	29	32
Loss of net investment in sales-type leases
Other income, net	1,342	1,593	509
- Related party	6	45	44
-Third Party	1,336	1,548	465
Total other income, net	1,742	1,622	541
Income (Loss) before income tax expenses	(160)	1,027	(1)
Income tax expenses
Net Income (Loss)	(160)	1,027	(1)
Other comprehensive income
Foreign currency translation loss	(867)	(686)	(38)
Comprehensive income (loss)	$ (1,027)	$ 341	$ (39)
Income (Loss) per ordinary share:
Basic and Diluted	$ (0.11)	$ 0.73	$ 0.00
Weighted average number of ordinary shares outstanding Basic and Diluted	1,405,000	1,405,000	1,405,000